Share capital (Tables)	9 Months Ended
Sep. 30, 2025
Equity [Abstract]
Schedule of Shares Redeemed Under Buyback Program

	Total number of shares purchased	Average price paid per share	Total number of shares purchased as part of publicly announced program	Approximate dollar value of shares that may yet be purchased under the program (in millions)
March 3/12/2025 - 3/19/2025	1,360,537	$183.75	1,360,537	$750.0
June 6/13/2025 - 6/23/2025	1,717,181	$145.59	1,717,181	$500.0
August 8/15/2025 - 8/20/2025	560,100	$178.20	560,100	$900.2
September 9/10/2025 - 9/19/2025	866,512	$173.33	866,512	$750.0
	4,504,330	$166.51	4,504,330

During the year ended December 31, 2024, 2,179,699 ordinary shares were redeemed by the Company under this repurchase program for a total consideration of $500.0 million.

	Total number of shares purchased	Average price paid per share	Total number of shares purchased as part of publicly announced program	Approximate dollar value of shares that may yet be purchased under the program (in millions)
September 09/18/2024 - 09/25/2024	337,070	$296.67	337,070	$400.0
October 10/28/2024 - 10/31/2024	409,512	$228.57	409,512	$556.4
November 11/01/2024 - 11/07/2024	479,524	$221.87	479,524	$450.0
December 12/02/2024 - 12/19/2024	953,593	$209.73	953,593	$250.0
	2,179,699	$229.39	2,179,699